Segment Disclosures - Long-lived Assets and Total Assets by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	$ 2,616	$ 1,110
Assets	$ 3,929	$ 3,780
Number of customers that comprised more than 10% of total revenue	1	0	0
Canada
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	$ 396	$ 425
Assets	654	640
United States
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	2,178	627
Assets	3,089	2,922
Other Countries
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	42	58
Assets	$ 186	$ 218